Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 674,832	¥ 666,496
Right-of-use assets	74,308
Construction in progress	67,978	72,180
Land use rights and others	27,455	27,778
Goodwill	35,343	35,343
Other intangible assets	3,475	2,620
Investments accounted for using the equity method	155,228	145,325
Deferred tax assets	32,628	29,654
Financial assets at fair value through other comprehensive income	513	587
Restricted bank deposits	10,063	12,369
Other non-current assets	17,551	8,442
Non-current assets	1,099,374	1,000,794
Current assets
Inventories	7,338	8,857
Contract assets	5,003	5,022
Accounts receivable	32,694	26,540
Other receivables	34,133	39,543
Prepayments and other current assets	26,708	27,002
Amount due from ultimate holding company	1,350	570
Prepaid income tax	1,278	1,959
Financial assets at fair value through profit or loss	114,259	76,425
Restricted bank deposits	371	9
Bank deposits	130,799	291,887
Cash and cash equivalents	175,933	57,302
Current assets	529,866	535,116
Total assets	1,629,240	1,535,910
Current liabilities
Accounts payable	164,818	190,847
Bills payable	2,896	3,221
Deferred revenue	57,825	63,185
Accrued expenses and other payables	182,368	195,572
Amount due to ultimate holding company	21,677	11,020
Income tax payable	9,815	10,553
Lease liabilities	22,668
Current liabilities	462,067	474,398
Non-current liabilities
Lease liabilities – non-current	51,635
Deferred revenue – non-current	6,861	4,881
Deferred tax liabilities	1,388	822
Non-current liabilities	59,884	5,703
Total liabilities	521,951	480,101
Equity
Share capital	402,130	402,130
Reserves	701,643	650,275
Total equity attributable to equity shareholders of the Company	1,103,773	1,052,405
Non-controlling interests	3,516	3,404
Total equity	1,107,289	1,055,809
Total equity and liabilities	¥ 1,629,240	¥ 1,535,910